Note 8 - Fair Value - Significant Unobservable Inputs Used In Fair Value Measurement Of Assets (Details)	12 Months Ended
	Dec. 31, 2019
Loans and advances [Member] | Bottom Of Range Member | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	(6)	[1]
Loans and advances [Member] | Weighted Average Member | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	16	[1]
Loans and advances [Member] | Top Of Range [Member] | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	100	[1]
Loans and advances [Member] | Units | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	b.p	[1]
Debt Securities [Member] | Bottom Of Range Member | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	18
Recovery Rate	0.00%
Debt Securities [Member] | Weighted Average Member | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	83
Recovery Rate	28.38%
Debt Securities [Member] | Top Of Range [Member] | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	504
Recovery Rate	40.00%
Debt Securities [Member] | Units | Net Present Value [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	b.p
Recovery Rate	%
Credit Option [Member] | Bottom Of Range Member | Gaussian Copula [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default	19.37%
Credit Option [Member] | Bottom Of Range Member | Black 76 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	-
Credit Option [Member] | Weighted Average Member | Gaussian Copula [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default	44.33%
Credit Option [Member] | Weighted Average Member | Black 76 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	-
Credit Option [Member] | Top Of Range [Member] | Gaussian Copula [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default	61.08%
Credit Option [Member] | Top Of Range [Member] | Black 76 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	-
Credit Option [Member] | Units | Gaussian Copula [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default	%
Credit Option [Member] | Units | Black 76 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	Vegas
Equity OTC Option [Member] | Bottom Of Range Member | Heston [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	35.12
Equity OTC Option [Member] | Bottom Of Range Member | Local volatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	2.49
Equity OTC Option [Member] | Weighted Average Member | Heston [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	35.12
Equity OTC Option [Member] | Weighted Average Member | Local volatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	23.21
Equity OTC Option [Member] | Top Of Range [Member] | Heston [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	35.12
Equity OTC Option [Member] | Top Of Range [Member] | Local volatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	60.90
Equity OTC Option [Member] | Units | Heston [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	Vegas
Equity OTC Option [Member] | Units | Local volatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	Vegas
Equity OTC FX Option [Member] | Bottom Of Range Member | Black Scholes Local Voatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	3.70
Equity OTC FX Option [Member] | Weighted Average Member | Black Scholes Local Voatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	6.30
Equity OTC FX Option [Member] | Top Of Range [Member] | Black Scholes Local Voatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	10.05
Equity OTC FX Option [Member] | Units | Black Scholes Local Voatility [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	Vegas
Interest Rate Option [Member] | Bottom Of Range Member | Libor Market Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Beta (significant unobservable item)	0.25
Correlation Rate Credit	(100)
Credit Default Volatility	-
Interest Rate Option [Member] | Weighted Average Member | Libor Market Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Beta (significant unobservable item)	2.00
Credit Default Volatility	-
Interest Rate Option [Member] | Top Of Range [Member] | Libor Market Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Beta (significant unobservable item)	18.00
Correlation Rate Credit	100
Credit Default Volatility	-
Interest Rate Option [Member] | Units | Libor Market Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Beta (significant unobservable item)%
Correlation Rate Credit	%
Credit Default Volatility	Vegas

[1]

(*) Other valuation techniques such as specific liquidation criteria regarding losses of the EPA proceedings, PD and LGD of the internal models, valuations and specific criteria of the EPA proceedings or Discounted future cash flows are used for specific financial i nstruments.